Net Income Per Share (Details) - Schedule of Earning Per Share - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Net Income Per Share [Abstract]
Net income attributable to common stockholders	$ (1,943)	$ (2,339)	$ (7,007)	$ (4,747)	$ (9,609)	$ (5,950)
Weighted average shares outstanding used in basic per common share computations	4,228,340	3,602,289	4,228,340	3,602,289	36,740,650	29,427,863
Basic EPS	$ (0.46)	$ (0.64)	$ (1.66)	$ (1.31)	$ (0.262)	$ (0.202)